PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary of Prepayment And Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 929	$ 997
Prepaid expenses	859	1,500
Deferred contract costs	4,810	3,130
Other receivables	109	147
Total	$ 6,707	$ 5,774